Employee benefits - Sensitivity analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020	Mar. 09, 2022 shares	Dec. 31, 2018
Disclosure of Share based option plan
Weighted average duration of the defined benefit obligation	10 years	10 years
Expected contributions to the funded defined benefit pension plan	$ 1,342
Increase of the number of shares available for issuance by an additional | shares			3,200,000
Stock options
Disclosure of Share based option plan
Percentage of share capital				5.00%
Stock options | 2020 share incentive plan
Disclosure of Share based option plan
Maximum aggregate number of ordinary shares available for issuance | shares	1,000,000
Stock options | Share based awards vest after first anniversary | 2020 share incentive plan
Disclosure of Share based option plan
Award vesting percentage	6.25
Discount rate (0.5% movement)
Disclosure of Share based option plan
Reasonably possible increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,178
Decrease (increase) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,468)
Future benefit growth (0.5% movement)
Disclosure of Share based option plan
Reasonably possible increase in actuarial assumption (as a percent)	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (2,366)
Decrease (increase) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 2,377